Consolidated Balance Sheets (Parentheticals) - $ / shares	Dec. 31, 2022	Dec. 31, 2021
Consolidated Balance Sheets
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	500,000,000	500,000,000
Common stock, shares issued	35,907,127	20,652,500
Common stock, shares outstanding	35,907,127	20,652,500
Preferred stock, par value	$ 0.01	$ 0.01
Preferred stock, shares authorized	10,000,000	10,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0